26. Operating revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
SummaryOfOperatingRevenueLineItems [Line Items]
Net operating revenue	R$ 14,608,233		R$ 14,098,208		R$ 11,711,569
Metropolitan region of Sao Paulo
SummaryOfOperatingRevenueLineItems [Line Items]
Net operating revenue	8,636,926		7,749,694		6,021,949
Regional Systems
SummaryOfOperatingRevenueLineItems [Line Items]
Net operating revenue	3,586,820		3,372,538		2,924,876
Sanitation services
SummaryOfOperatingRevenueLineItems [Line Items]
Net operating revenue	R$ 12,223,746	[1]	R$ 11,122,232	[1]	R$ 8,946,825

[1]	Includes the amount of R$ 8,771 corresponding to the TRCF charged from customers from the municipalities regulated by ARSESP.